Premises and Equipment (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Premises and Equipment [Abstract]
Depreciation	$ 450,729	$ 447,326	$ 474,569